FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

NOTE 4:-FAIR VALUE MEASUREMENTS (Cont.)

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2020 and 2019, respectively:

	As of December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$27,178	$-	$27,178
Foreign currency derivative contracts	-	(952)	-	(952)

Total financial net assets	$-	$26,226	$-	$26,226

	As of December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$61,012	$-	$61,012
Foreign currency derivative contracts	-	(871)	-	(871)
Earn-out liability	-	-	(1,100)	(1,100)

Total financial net assets	$-	$60,141	$(1,100)	$59,041